Expense Example {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Retail Class	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591